Transactions with Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related Party Text Block Abstract
Schedule of transactions with related parties
Transactions in shareholders’ account

(Repayments to) / Contributions by the shareholders	(574,868)	255,818
	(574,868)	255,818

(Repayments to) / Contributions by the shareholders	(626,029)	255,818
	(626,029)	255,818

Contributions by the shareholders	255,818	(233,457)
	255,818	(233,457)

Transactions in shareholders’ account
Contributions/ (distributions) by/to the shareholders	(233,457)	77,090,648
Amounts paid on behalf of the Group by the shareholders*	Nil	1,135,484
Amounts paid by the Group on behalf of the shareholders	Nil	(1,669,424)
Distributions to shareholders	Nil	(53,279,016)
	(233,457)	23,277,692

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Transactions in shareholders’ account
Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,669,424)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)
	23,277,692	(22,703,673)

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

	2018	2017
	(Re-Stated)	(Re-Stated)
Contributions by the owners	951,539	3,878,302
Amounts paid on behalf of the Company by the owners*	7,850,431	9,504,034
Amounts paid by the Company on behalf of the owners	(2,296,354)	Nil
Distributions to owners	(29,209,289)	Nil
	(22,703,673)	13,382,336

*	These include expenses paid on behalf of the Company including lease liability payments and other operational expenses paid by the owners on behalf of the Company.

Schedule of transactions in shareholders account
Changes in shareholders’ account is as follows:

At January 01	71,017,816	70,761,998
Net contributions (distributions) during the period / year	(574,868)	255,818
At June 30 / December 31	70,442,948	71,017,816
Expense paid on behalf of related parties	6,411	5,129
Key management remuneration	654,633	509,343

Changes in shareholders’ account is as follows:
At January 01	71,017,816	70,761,998
Net contributions (distributions) during the year	(626,029)	255,818
At December 31	70,391,787	71,017,816
Expense (reimbursed by) / paid on behalf of related parties	24,360	509,343
Key management remuneration	1,229,114	1,242,706

Changes in shareholders’ account is as follows:
At January 01	70,761,998	70,995,455
Net contributions (distributions) during the year	255,818	(233,457)
At December 31	71,017,816	70,761,998
Expense paid on behalf of related parties	509,343	23,463
Key management remuneration	1,676,921	1,417,266

At January 01	70,995,455	47,717,763
Net contributions (distributions) during the year	(233,457)	23,277,692
At December 31	70,761,998	70,995,455

Expense paid on behalf of related parties	23,463	57,550
Key management remuneration	1,417,266	1,160,293

(Figures in USD)	2020 (Re-stated)	2019 (Re-stated)

At January 01	70,995,455	47,717,763
Net contributions (distributions) during the year	(233,457)	23,277,692
At December 31	70,761,998	70,995,455

Expense paid on behalf of related parties	23,463	57,550
Key management remuneration	1,417,266	1,160,293

At January 01	47,717,763	70,421,436
Net contributions (distributions) during the year	23,277,692	(22,703,673)
At December 31	70,995,455	47,717,763

At 1 January	70,421,436	57,039,100
Net (distributions) contributions during the year	(22,703,673)	13,382,336
	47,717,763	70,421,436

Schedule of related party balances
Related Party	Classification

Shareholder	Shareholder’s account (Equity)	70,442,948	71,017,816
BPGIC Holdings	Due from shareholder (Note 9)	Nil	504,214
HBS Investments LP	Due from related parties (Note 9)	5,300	4,187
H Capital International LP	Due from related parties (Note 9)	5,302	4,189
O2 Investments Limited as GP	Due from related parties (Note 9)	5,775	5,191
SBD International LP	Due from related parties (Note 9)	48,470	47,357
SD Holding Limited as GP	Due from related parties (Note 9)	21,842	19,938
Gyan Investments Ltd	Due from related parties (Note 9)	5,864	5,280
Shareholder	Due to a related party (Note 13)	2,041,927	2,041,927

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,391,787	71,017,816
BPGIC Holdings	Due from shareholder (Note 14)	34,136	504,214
HBS Investments LP	Due from related parties (Note 14)	10,381	4,187
H Capital International LP	Due from related parties (Note 14)	9,983	4,189
O2 Investments Limited as GP	Due from related parties (Note 14)	9,272	5,191
SBD International LP	Due from related parties (Note 14)	50,014	47,357
SD Holding Limited as GP	Due from related parties (Note 14)	21,842	19,938
Gyan Investments Ltd	Due from related parties (Note 14)	9,010	5,280
Shareholder	Due to a related party (Note 18)	Nil	2,041,927

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	71,017,816	70,761,998
BPGIC Holdings	Due from shareholder (Note 14)	504,214	Nil
HBS Investments LP	Due from related parties (Note 14)	4,187	17,479
H Capital International LP	Due from related parties (Note 14)	4,189	16,975
O2 Investments Limited as GP	Due from related parties (Note 14)	5,191	9,303
SBD International LP	Due from related parties (Note 14)	47,357	17,851
SD Holding Limited as GP	Due from related parties (Note 14)	19,938	9,850
Gyan Investments Ltd	Due from related parties (Note 14)	5,280	9,555
Shareholder	Due to a related party (Note 18)	2,041,927	2,041,927

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,761,998	70,995,455
HBS Investments LP	Due from related parties (Note 15)	17,479	13,388
H Capital International LP	Due from related parties (Note 15)	16,975	11,056
O2 Investments Limited as GP	Due from related parties (Note 15)	9,303	6,181
SBD International LP	Due from related parties (Note 15)	17,851	13,760
SD Holding Limited as GP	Due from related parties (Note 15)	9,850	6,984
Gyan Investments Ltd	Due from related parties (Note 15)	9,555	6,181
Shareholder	Due to a related party (Note 18)	2,041,927	Nil

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,995,455	47,717,763
HBS Investments LP	Due from related parties (Note 15)	13,388	Nil
H Capital International LP	Due from related parties (Note 15)	11,056	Nil
O2 Investments Limited as GP	Due from related parties (Note 15)	6,181	Nil
SBD International LP	Due from related parties (Note 15)	13,760	Nil
SD Holding Limited as GP	Due from related parties (Note 15)	6,984	Nil
Gyan Investments Ltd	Due from related parties (Note 15)	6,181	Nil